Shareholder Report, Holdings (Details)	Feb. 28, 2026
Defiance AI & Power Infrastructure ETF | Quanta Services, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Defiance AI & Power Infrastructure ETF | GE Vernova, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Defiance AI & Power Infrastructure ETF | Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Defiance AI & Power Infrastructure ETF | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Defiance AI & Power Infrastructure ETF | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Defiance AI & Power Infrastructure ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Defiance AI & Power Infrastructure ETF | Bloom Energy Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Defiance AI & Power Infrastructure ETF | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Defiance AI & Power Infrastructure ETF | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Defiance AI & Power Infrastructure ETF | Hubbell, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Defiance AI & Power Infrastructure ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Defiance AI & Power Infrastructure ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Defiance AI & Power Infrastructure ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Defiance AI & Power Infrastructure ETF | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Defiance AI & Power Infrastructure ETF | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Defiance AI & Power Infrastructure ETF | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Defiance AI & Power Infrastructure ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance AI & Power Infrastructure ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance AI & Power Infrastructure ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Gold Enhanced Options Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Defiance Gold Enhanced Options Income ETF | First American Government Obligations Fund - Class X, 3.60% [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Defiance Gold Enhanced Options Income ETF | SPDR Gold Shares, Expiration: 03/02/2026; Exercise Price: $4879.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance Gold Enhanced Options Income ETF | SPDR Gold Shares, Expiration: 03/02/2026; Exercise Price: $488.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance Gold Enhanced Options Income ETF | SPDR Gold Shares, Expiration: 03/02/2026; Exercise Price: $487.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Defiance Gold Enhanced Options Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Defiance Gold Enhanced Options Income ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Defiance Gold Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Defiance Large Cap ex-Mag 7 ETF | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Defiance Large Cap ex-Mag 7 ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Large Cap ex-Mag 7 ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Defiance Large Cap ex-Mag 7 ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Large Cap ex-Mag 7 ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Defiance Large Cap ex-Mag 7 ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Defiance Large Cap ex-Mag 7 ETF | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance Large Cap ex-Mag 7 ETF | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance Large Cap ex-Mag 7 ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Defiance Large Cap ex-Mag 7 ETF | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Large Cap ex-Mag 7 ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Defiance Large Cap ex-Mag 7 ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Defiance Large Cap ex-Mag 7 ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Defiance Large Cap ex-Mag 7 ETF | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Defiance Large Cap ex-Mag 7 ETF | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Defiance Large Cap ex-Mag 7 ETF | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Defiance Large Cap ex-Mag 7 ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Defiance Large Cap ex-Mag 7 ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Defiance Large Cap ex-Mag 7 ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defiance Large Cap ex-Mag 7 ETF | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Defiance Nasdaq 100 Income Target ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Defiance Nasdaq 100 Income Target ETF | Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,950.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance Nasdaq 100 Income Target ETF | Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,990.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance Nasdaq 100 Income Target ETF | First American Government Obligations Fund - Class X, 3.60% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance Nasdaq 100 Income Target ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Nasdaq 100 Income Target ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance Nasdaq 100 Income Target ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Defiance Nasdaq 100 Income Target ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | First American Government Obligations Fund - Class X, 3.60% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | Nasdaq 100 Index, Expiration: 12/18/2026; Exercise Price: $2,001.44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,960.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,830.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | Nasdaq 100 Index, Expiration: 12/18/2026; Exercise Price: $10.44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.80%
Defiance Nasdaq 100 Weekly Distribution ETF | First American Government Obligations Fund - Class X, 3.60% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Nasdaq 100 Weekly Distribution ETF | Nasdaq 100 Index, Expiration: 12/18/2026; Exercise Price: $1,000.34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
Defiance Nasdaq 100 Weekly Distribution ETF | Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,960.04 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Defiance Nasdaq 100 Weekly Distribution ETF | Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $25,022.44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance Nasdaq 100 Weekly Distribution ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Defiance Nasdaq 100 Weekly Distribution ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Defiance Nasdaq 100 Weekly Distribution ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
Defiance Oil Enhanced Options Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.50%
Defiance Oil Enhanced Options Income ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Defiance Oil Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 03/04/2026; Exercise Price: $82.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
Defiance Oil Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 03/04/2026; Exercise Price: $81.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Defiance Oil Enhanced Options Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.50%
Defiance Oil Enhanced Options Income ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Defiance Oil Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Defiance R2000 Weekly Distribution ETF | First American Government Obligations Fund - Class X, 3.60% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Defiance R2000 Weekly Distribution ETF | Russell 2000 Index, Expiration: 12/18/2026; Exercise Price: $200.34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.50%
Defiance R2000 Weekly Distribution ETF | Russell 2000 Index, Expiration: 03/02/2026; Exercise Price: $2,632.36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Defiance R2000 Weekly Distribution ETF | Russell 2000 Index, Expiration: 03/02/2026; Exercise Price: $2,640.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Defiance R2000 Weekly Distribution ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Defiance R2000 Weekly Distribution ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Defiance R2000 Weekly Distribution ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Defiance S&P 500 Income Target ETF | First American Government Obligations Fund - Class X, 3.60% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance S&P 500 Income Target ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Defiance S&P 500 Income Target ETF | S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,878.88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance S&P 500 Income Target ETF | S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,890.57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance S&P 500 Income Target ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Defiance S&P 500 Income Target ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance S&P 500 Income Target ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Defiance S&P 500 Income Target ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance S&P 500 Weekly Distribution ETF | First American Government Obligations Fund - Class X, 3.60% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance S&P 500 Weekly Distribution ETF | S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,878.88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance S&P 500 Weekly Distribution ETF | S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $600.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Defiance S&P 500 Weekly Distribution ETF | S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,896.08 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance S&P 500 Weekly Distribution ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Defiance S&P 500 Weekly Distribution ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance S&P 500 Weekly Distribution ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%